Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity Note [Abstract]
Schedule of non-controlling interests
(US$ in thousands)	Allarity Therapeutics Denmark ApS Non-controlling Interest	OV US Inc. Non-controlling interest	Total Non-controlling Interest
Balance at December 31, 2019	2,042	774	2,816
Acquisition of 37% of Allarity Therapeutics Denmark ApS for shares(see (d) above)	(2,103)	—	(2,103)
Acquisition of 16.09% of OV US Inc. for shares (see (e) above)	—	(758)	(758)
Income (loss) for 2020	17	(32)	(15)
Foreign currency translation	44	16	60
Balance at December 31, 2020	$—	$—	$—